Note 15 - Stock-Based Compensation Plans (Detail) - DSU plan activity (Deferred Share Unit [Member])	12 Months Ended
Jan. 31, 2013
Deferred Share Unit [Member]
Balance	84,060
Granted	18,761
Balance	102,821